Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions			7 Months Ended
	Aug. 11, 2020	Aug. 07, 2020	Dec. 31, 2020
Initial Public Offering [Member]
Initial Public Offering (Textual)
Sale of units		27,500,000
Sale of stock per share (in Dollars per share)		$ 10.00
Total gross proceeds (in Dollars)		$ 275.0
Over Allotments [Member]
Initial Public Offering (Textual)
Sale of stock per share (in Dollars per share)	$ 10.00
Total gross proceeds (in Dollars)	$ 25.0		$ 300.0
Initial public offering to purchase	2,500,000	4,125,000
Offering price (in Dollars per share)	$ 10.00
Shares forfeited	406,250
Aggregate of initial public offering units	7,500,000
Sale of units			30,000,000
Class A common stock [Member] | Initial Public Offering [Member]
Initial Public Offering (Textual)
Sale of units		27,500,000
Sale of stock per share (in Dollars per share)		$ 10.00
Total gross proceeds (in Dollars)		$ 275.0
Common stock, par value (in Dollars per share)		$ 0.0001
Shares issued price per share (in Dollars per share)		$ 11.50